Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000230314
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class A
Trading Symbol	SNOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$212	2.05%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.05%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	7.04%	10.51%	5.24%
With Load	0.89%	9.21%	4.62%
Russell 3000® Index	17.53%	16.12%	12.36%
Russell 3000® Value Index	15.33%	12.39%	8.83%

AssetsNet	$ 91,376,998
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 748,552
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,376,998
Number of Portfolio Holdings	101
Advisory Fee	$748,552
Portfolio Turnover	37%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-14.8%
Communications	1.2%
Equity	2.2%
Consumer Staples	2.9%
Utilities	2.9%
Consumer Discretionary	6.7%
Industrials	9.0%
Technology	13.6%
Health Care	15.3%
Materials	15.9%
Energy	22.2%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.1%
JPMorgan Chase & Company	4.0%
Suncor Energy, Inc.	3.7%
Alamos Gold, Inc.	3.4%
EQT Corporation	3.3%
Johnson & Johnson	3.2%
Sanofi - ADR	3.1%
Citigroup, Inc.	3.1%
Range Resources Corporation	2.9%
UGI Corporation	2.9%

C000230311
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class C
Trading Symbol	SNOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$290	2.81%

Expenses Paid, Amount	$ 290
Expense Ratio, Percent	2.81%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	6.26%	9.70%	4.46%
With Load	5.26%	9.70%	4.46%
Russell 3000® Index	17.53%	16.12%	12.36%
Russell 3000® Value Index	15.33%	12.39%	8.83%

AssetsNet	$ 91,376,998
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 748,552
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,376,998
Number of Portfolio Holdings	101
Advisory Fee	$748,552
Portfolio Turnover	37%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-14.8%
Communications	1.2%
Equity	2.2%
Consumer Staples	2.9%
Utilities	2.9%
Consumer Discretionary	6.7%
Industrials	9.0%
Technology	13.6%
Health Care	15.3%
Materials	15.9%
Energy	22.2%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.1%
JPMorgan Chase & Company	4.0%
Suncor Energy, Inc.	3.7%
Alamos Gold, Inc.	3.4%
EQT Corporation	3.3%
Johnson & Johnson	3.2%
Sanofi - ADR	3.1%
Citigroup, Inc.	3.1%
Range Resources Corporation	2.9%
UGI Corporation	2.9%

C000230312
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class I
Trading Symbol	SNOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$187	1.80%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.80%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund	7.33%	10.78%	5.50%
Russell 3000® Index	17.53%	16.12%	12.36%
Russell 3000® Value Index	15.33%	12.39%	8.83%

AssetsNet	$ 91,376,998
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 748,552
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,376,998
Number of Portfolio Holdings	101
Advisory Fee	$748,552
Portfolio Turnover	37%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-14.8%
Communications	1.2%
Equity	2.2%
Consumer Staples	2.9%
Utilities	2.9%
Consumer Discretionary	6.7%
Industrials	9.0%
Technology	13.6%
Health Care	15.3%
Materials	15.9%
Energy	22.2%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.1%
JPMorgan Chase & Company	4.0%
Suncor Energy, Inc.	3.7%
Alamos Gold, Inc.	3.4%
EQT Corporation	3.3%
Johnson & Johnson	3.2%
Sanofi - ADR	3.1%
Citigroup, Inc.	3.1%
Range Resources Corporation	2.9%
UGI Corporation	2.9%

C000230313
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class R6
Trading Symbol	SNORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$162	1.56%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 4, 2021)
Easterly Snow Long/Short Opportunity Fund	7.29%	4.95%
Russell 3000® Index	17.53%	7.76%
Russell 3000® Value Index	15.33%	6.76%

Performance Inception Date	Nov. 04, 2021
AssetsNet	$ 91,376,998
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 748,552
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,376,998
Number of Portfolio Holdings	101
Advisory Fee	$748,552
Portfolio Turnover	37%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-14.8%
Communications	1.2%
Equity	2.2%
Consumer Staples	2.9%
Utilities	2.9%
Consumer Discretionary	6.7%
Industrials	9.0%
Technology	13.6%
Health Care	15.3%
Materials	15.9%
Energy	22.2%
Financials	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Commercial Metals Company	4.1%
JPMorgan Chase & Company	4.0%
Suncor Energy, Inc.	3.7%
Alamos Gold, Inc.	3.4%
EQT Corporation	3.3%
Johnson & Johnson	3.2%
Sanofi - ADR	3.1%
Citigroup, Inc.	3.1%
Range Resources Corporation	2.9%
UGI Corporation	2.9%

C000230318
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class A
Trading Symbol	SNWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	7.58%	17.46%	6.71%
With Load	1.40%	16.07%	6.08%
Russell 2000® Value Index	7.58%	10.32%	6.91%
Russell 3000® Index	17.53%	16.12%	12.36%

AssetsNet	$ 27,310,861
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 18,045
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,310,861
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$18,045
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Consumer Staples	2.5%
Real Estate	3.0%
Health Care	3.7%
Energy	8.7%
Technology	9.3%
Industrials	9.3%
Materials	11.9%
Consumer Discretionary	13.4%
Financials	36.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Old National Bancorp	4.6%
Lincoln National Corporation	4.6%
CNO Financial Group, Inc.	4.5%
Jackson Financial, Inc.	4.4%
Columbia Banking System, Inc.	4.4%
Cleveland-Cliffs, Inc.	4.2%
Photronics, Inc.	3.9%
Comerica, Inc.	3.8%
Zions Bancorporation	3.4%
Delek US Holdings, Inc.	3.3%

C000230315
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class C
Trading Symbol	SNWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.15%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.15%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	6.78%	16.59%	5.92%
With Load	5.78%	16.59%	5.92%
Russell 2000® Value Index	7.58%	10.32%	6.91%
Russell 3000® Index	17.53%	16.12%	12.36%

AssetsNet	$ 27,310,861
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 18,045
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,310,861
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$18,045
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Consumer Staples	2.5%
Real Estate	3.0%
Health Care	3.7%
Energy	8.7%
Technology	9.3%
Industrials	9.3%
Materials	11.9%
Consumer Discretionary	13.4%
Financials	36.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Old National Bancorp	4.6%
Lincoln National Corporation	4.6%
CNO Financial Group, Inc.	4.5%
Jackson Financial, Inc.	4.4%
Columbia Banking System, Inc.	4.4%
Cleveland-Cliffs, Inc.	4.2%
Photronics, Inc.	3.9%
Comerica, Inc.	3.8%
Zions Bancorporation	3.4%
Delek US Holdings, Inc.	3.3%

C000230316
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class I
Trading Symbol	SNWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund	7.95%	17.77%	6.99%
Russell 2000® Value Index	7.58%	10.32%	6.91%
Russell 3000® Index	17.53%	16.12%	12.36%

AssetsNet	$ 27,310,861
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 18,045
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,310,861
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$18,045
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Consumer Staples	2.5%
Real Estate	3.0%
Health Care	3.7%
Energy	8.7%
Technology	9.3%
Industrials	9.3%
Materials	11.9%
Consumer Discretionary	13.4%
Financials	36.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Old National Bancorp	4.6%
Lincoln National Corporation	4.6%
CNO Financial Group, Inc.	4.5%
Jackson Financial, Inc.	4.4%
Columbia Banking System, Inc.	4.4%
Cleveland-Cliffs, Inc.	4.2%
Photronics, Inc.	3.9%
Comerica, Inc.	3.8%
Zions Bancorporation	3.4%
Delek US Holdings, Inc.	3.3%

C000230317
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SNWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 4, 2021)
Easterly Snow Small Cap Value Fund	7.93%	6.30%
Russell 2000® Value Index	7.58%	0.11%
Russell 3000® Index	17.53%	7.76%

Performance Inception Date	Nov. 04, 2021
AssetsNet	$ 27,310,861
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 18,045
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,310,861
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$18,045
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Consumer Staples	2.5%
Real Estate	3.0%
Health Care	3.7%
Energy	8.7%
Technology	9.3%
Industrials	9.3%
Materials	11.9%
Consumer Discretionary	13.4%
Financials	36.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Old National Bancorp	4.6%
Lincoln National Corporation	4.6%
CNO Financial Group, Inc.	4.5%
Jackson Financial, Inc.	4.4%
Columbia Banking System, Inc.	4.4%
Cleveland-Cliffs, Inc.	4.2%
Photronics, Inc.	3.9%
Comerica, Inc.	3.8%
Zions Bancorporation	3.4%
Delek US Holdings, Inc.	3.3%